Reverse Capitalization and Business Combination	12 Months Ended
Jun. 30, 2022
Reverse Capitalization And Business Combination [Abstract]
Reverse Capitalization and Business Combination
Note 28 – Reverse Capitalization and Business Combination
On January 13, 2022, Tritium DCFC merged with both DCRN and Tritium Holdings, with Tritium Holdings surviving as a wholly-owned subsidiary of Tritium DCFC.
At the Merger, eligible Tritium Holdings equity holders received or had the right to receive shares of Common Stock at a deemed value of
$10.00

per share after giving effect to the exchange ratio of 1.471662 as defined in the Merger Agreement (“Exchange Ratio”). Accordingly, immediately following the consummation of the Merger, Legacy Tritium common stock exchanged into 120,000,000 shares of Common Stock of Tritium DCFC.
Additionally, upon the consummation of the Merger, the Company gave effect to the issuance of 15,380,694 shares of Common Stock for the previously
issued DCRN common stock that were outstanding at the Closing Date.
In connection with the execution of the Merger Agreement, DCRN entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “New PIPE Investor”), pursuant to which the New PIPE Investors agreed to purchase, and DCRN agreed to sell to the New PIPE Investors, an aggregate of 2,500,000 shares of Common Stock (“PIPE Shares”), for a purchase price of $6.00 per share and an aggregate purchase price of $15.0 million, in a private placement pursuant to the subscription agreements (“PIPE Financing”). The PIPE Financing closed simultaneously with the consummation of the Merger. The number of shares of Common Stock of Tritium DCFC Limited issued immediately following the consummation of the Merger was as follows:

	Number of Shares	Amounts (US$’000)
Common Stock of DCRN, outstanding prior to the Merger	50,312,500	—
Less redemption of DCRN shares	(34,931,806)	—
DCFC shares issued to legacy of DCRN stockholders, in exchange of DCRN’s shares	15,380,694	53,183
Shares issued in PIPE	2,500,000	15,000
Total shares issued to legacy DCRN stockholders and PIPE funding shares	17,880,694	68,183
DCFC shares issued to legacy Tritium stockholders, in exchange for Tritium’s shares	120,000,000	139,762
Total shares of common stock, immediately after Merger	137,880,694	207,945
The Merger is accounted for as a reverse recapitalization under U.S. GAAP. This determination is primarily based on Legacy Tritium stockholders comprising a relative majority of the voting power of Tritium DCFC and having the ability to nominate the members of the Board of Directors, Legacy Tritium’s operations prior to the acquisition comprising the only ongoing operations of Tritium DCFC, and Legacy Tritium’s senior management comprising a majority of the senior management of Tritium.
Under this method of accounting, DCRN and Tritium DCFC are treated as the “acquired” companies for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Tritium DCFC represent a continuation of the financial statements of Legacy Tritium with the Merger being treated as the equivalent of Tritium Holdings issuing stock for the net assets of DCRN and Tritium DCFC, accompanied by a recapitalization.
The net assets of DCRN are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Tritium Holdings. The table below presents the net deemed fair value attributable to the acquisition of DCRN and its impact on the consolidated statement of changes of shareholders deficit:

Description	Amounts (US$’000)
DCRN net cash acquired	53,183
DCRN historical accumulated losses	(51,598)
DCRN transaction costs capitalised	(14,335)
Conversion of DCRN Class A and Class B shares into DCFC Common Stock, representing the fair value of consideration issued in exchange of DCRN’s common stock	(12,750)
Subsequent to the Merger, Tritium DCFC’s common stock is represented by Tritium DCFC’s common stock issued in exchange for the legacy Tritium shares, deemed fair value of consideration issued to the former DCRN shareholders, and Tritium DCFC’s common stock in relation to the PIPE financing, shadow equity plan (Note 23) and exercise of warrants (Note 15). The legacy Tritium Holdings balances in respect of Additional paid-in
Capital, Accumulated Other Comprehensive Loss and Accumulated Deficit have all been presented at their historical carrying values. The number of shares for all periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. This has resulted in the following impact on the historical share capital:

	Legacy Tritium Holdings at June 30, 2021	Restated Tritium DCFC at June 30, 2021	Legacy Tritium Holdings at June 30, 2020	Restated Tritium DCFC at June 30, 2020	Legacy Tritium Holdings at June 30, 2019	Restated Tritium DCFC at June 30, 2019
Common shares	73,254,797	107,806,361	69,948,799	102,941,047	62,071,451	91,348,247
Treasury shares	(5,361,826)	(7,890,800)	(2,055,828)	(3,025,486)	(2,055,828)	(3,025,486)
Class C shares	5,468,249	8,052,499	5,468,249	8,052,499	5,468,249	8,052,499
The associated impact on Loss per Share has been disclosed in Note 22.
In connection with the Merger, the Company raised $68.2

million of proceeds including the contribution of $53.2

million of cash held in DCRN’s trust account from its initial public offering, net of redemptions of DCRN public stockholders of $349.3 million, and $15.0 million of cash in connection with the PIPE financing.
The Company incurred transaction costs, consisting of banking, legal, and other professional fees, of which $16.7 million was recorded as a reduction to additional paid-in capital of proceeds and the remaining was expensed in the consolidated statements of operations.